Allowance for Loan Losses	9 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Allowance for Loan Losses

Note 5. Allowance for Loan Losses

The allowance for loan losses is maintained at a level believed to be sufficient to provide for estimated loan losses based on evaluating known and inherent risks in the loan portfolio. The allowance is provided based upon management’s analysis of the pertinent factors underlying the quality of the loan portfolio. These factors include changes in the amount and composition of the loan portfolio, delinquency levels, actual loss experience, current economic conditions, and detailed analysis of individual loans for which the full collectability may not be assured. The detailed analysis includes methods to estimate the fair value of loan collateral and the existence of potential alternative sources of repayment.

The allowance may consist of specific and general components. While the allowance may consist of general and specific components, the allowance is general in nature and is available for the loan portfolio in its entirety.

The allowance for loan losses consists of the following activity for the three and nine months ended September 30, 2022 and 2021:

	Commercial real estate loans	Total
Nine Months ended September 30, 2022:
Allowance for loan losses:
Beginning balance	$14,741	$14,741
Charge-offs	-	-
Recoveries	-	-
Provision	6,905	6,905
Ending balance	$21,646	$21,646

Three Months ended September 30, 2022:
Allowance for loan losses:

Beginning balance	$21,801	$21,801
Charge-offs	-	-
Recoveries	-	-
Provision (benefit)	(155)	(155)
Ending balance	$21,646	$21,646

Loans receivable at September 30, 2022
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	1,443,060	1,443,060
	$1,443,060	$1,443,060

Allowance for loan losses at September 30, 2022
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	21,646	21,646
	$21,646	$21,646

	Commercial real estate loan	Total
Nine Months ended September 30, 2021:
Allowance for loan losses:
Beginning balance	$13,342	$13,342
Charge-offs	-	-
Recoveries	-	-
Provision	12,441	12,441
Ending balance	$25,783	$25,783

Three Months ended September 30, 2021:
Allowance for loan losses:

Beginning balance	$25,269	$25,269
Charge-offs	-	-
Recoveries	-	-
Provision	514	514
Ending balance	$25,783	$25,783

Loans receivable at September 30, 2021
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	1,741,475	1,741,475
	$1,741,475	$1,741,475

Allowance for loan losses at September 30, 2021
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	25,783	25,783
	$25,783	$25,783

At September 30, 2022 and September 30, 2021, no loans were past due, classified as non-accrual or considered impaired.

Indemnity Liability

As discussed at Note 7, and pursuant to PCCU Agreements, PCCU funds loans originated and serviced by SHF either directly or through a third-party vendor. SHF retains the associated interest and pays PCCU a fee at an annual rate of 0.25% of the outstanding loan principal. The below schedule details outstanding amounts funded by PCCU and categorized as either collateralized loans or unsecured loans and lines of credit. No loans were funded by PCCU prior to January 1, 2022.

	September 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Secured term loans	$17,200,000	$-
Unsecured loans and lines of credit	528,042	-
Total loans funded by Parent	$17,728,042	$-

All amounts were performing at September 30, 2022. Secured loans contained an interest rate ranging from 8.25% to 12.0%. Unsecured loans and lines of credit contain variable rates ranging from Prime + 1.5% to Prime + 6%. Unsecured lines of credit had incremental availability of $996,958 and $225,000 at September 30, 2022 and December 31, 2021.

SHF’s indemnity liability reflects SHF management’s estimate of probable loan losses inherent under the agreement at the balance sheet date. Management uses a disciplined process and methodology to establish the liability, and the estimates are sensitive to risk ratings assigned to individual loans covered by the agreement as well as economic assumptions driving the estimation model. Individual loan risk ratings are evaluated at least a quarterly based on each situation by SHF management. Given the Company’s limited lending history, the estimate is based on risk adjusted national charge off rates as published by the US Federal Reserve.

The indemnity liability activity on September 30, 2022 are as follows:

	Three months ended September 30, 2022	Nine months ended September 30, 2022
	(Unaudited)	(Unaudited)

Beginning balance	288,505	-
Charge-offs	-	-
Recoveries	-	-
Provision	88,500	377,005
Ending balance	377,005	377,005

All loans were current and considered performing at September 30, 2022

SHF has agreed to indemnify PCCU from all claims related to SHF’s cannabis-related business. Other than potential loan losses, no other circumstances were identified meeting the requirements of a loss contingency.

The provision for loan losses on the statement of operations consists of the following activity for the three and nine months ended September 30, 2022:

	Three months ended			Nine months ended
	Commercial real estate loans	Indemnity liability	Total	Commercial real estate loans	Indemnity liability	Total
Provision (benefit)	(155)	88,500	88,345	6,905	377,005	383,910